Loss Per Class A and Class B Ordinary Share - Schedule of Earnings Per Share (Details) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Earnings per share [line items]
Loss for the year	¥ (791,517)		¥ (881,700)		¥ (2,516,808)	¥ (1,949,101)	¥ (1,298,496)
Deemed Distribution to a Preferred Shareholder					0	(32,767)	0
Loss attributable to ordinary shareholders of the Company					¥ (2,516,808)	¥ (1,981,868)	¥ (1,298,496)
Basic loss per Class A and Class B ordinary share | ¥ / shares	¥ (0.87)		¥ (7.38)		¥ (8.54)	¥ (16.86)	¥ (11.08)
Class A and Class B Ordinary share [Member]
Earnings per share [line items]
Weighted average number of Class A and Class B ordinary shares in issue | shares	906,856		119,457		294,650	117,551	117,222
Basic loss per Class A and Class B ordinary share | (per share)		$ (0.87)		$ (7.38)	¥ (8.54)	¥ (16.86)	¥ (11.08)